FINANCIAL INSTRUMENTS – FAIR VALUE	3 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS – FAIR VALUE

15. FINANCIAL INSTRUMENTS – FAIR VALUE

Items measured at fair value (in thousands)

	As of March 31, 2025			As of December 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$10,554	$-	$10,554	$9,449	$-	$9,449
Total Financial Assets Measured at Fair Value (FV)	$10,554	$-	$10,554	$9,449	$-	$9,449

During the periods ended March 31, 2025 and December 31, 2024, there have been no transfers between Level 1, Level 2 and Level 3.